Shareholders’ Equity - Schedule of Share-Based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expenses	$ 1,091	$ 182	$ 241
Research and development expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expenses	562	80	83
Sales and marketing expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expenses	185	49	61
General and administrative expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expenses	$ 344	$ 53	$ 97